Subsequent events (Details) - Nonadjusting Event [Member] $ / shares in Units, $ in Millions	Aug. 06, 2026 USD ($) $ / shares
Interim Dividends [Member]
IfrsStatementLineItems [Line Items]
Date of approval by the Board of Directors	08.06.2026
Date of record	08.21.2026
Amount per common and preferred share | $ / shares	$ 0.0924
Amount | $	$ 1,191
Interim Interest On Capital [Member]
IfrsStatementLineItems [Line Items]
Date of approval by the Board of Directors	08.06.2026
Date of record	08.21.2026
Amount per common and preferred share | $ / shares	$ 0.1718
Amount | $	$ 2,215
Anticipated Dividends [Member]
IfrsStatementLineItems [Line Items]
Amount per common and preferred share | $ / shares	$ 0.2642
Amount | $	$ 3,406